Contents of Significant Accounts - Inventories, Net - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Inventories recognized in operating costs	$ 123,795,000,000	$ 118,252,000,000	$ 114,527,000,000
Write-down of inventories	1,698,000,000	2,256,000,000	2,130,000,000
Loss from scrapped inventory			1,143,000,000
Production line recovery expenses			669,000,000
Compensation received from insurance claims			2,646,000,000
Inventories pledged	$ 0	$ 0	$ 0